Schedule of other current liabilities (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Other Current Liabilities
Advance from customers	[1]		₨ 1,027,588	₨ 622,178
Statutory liabilities			117,823	68,323
Other liabilities			50,381	52,565
Interest accrued on term loan			1,545
Total		$ 14,017	₨ 1,197,337	₨ 743,066

[1]	Advances from customers primarily consist of amounts for future bookings of Airline tickets, Hotel bookings, Packages and freight forwarding services.